Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 3,094,220	$ 2,146,232	$ 1,905,684
Additions	914,353	1,009,550	323,456
Disposals	(46,874)	(67,706)	(139,151)
Currency translation effect	(33,441)	6,144	56,243
Ending balance	3,928,258	3,094,220	2,146,232
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,234,583	1,602,765
Ending balance	2,859,467	2,234,583	1,602,765
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	180,050	188,767
Ending balance	197,316	180,050	188,767
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	516,985	264,637
Ending balance	654,568	516,985	264,637
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	38,619	45,992
Ending balance	46,760	38,619	45,992
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	36,899	10,047
Ending balance	36,156	36,899	10,047
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	87,084	34,024
Ending balance	133,991	87,084	34,024
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,378,700	4,981,657	4,272,694
Additions	1,570,674	1,543,081	813,557
Disposals	(145,971)	(187,735)	(192,008)
Currency translation effect	(87,337)	41,697	87,414
Ending balance	7,716,066	6,378,700	4,981,657
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,288,366	3,341,641	2,838,723
Additions	1,015,511	978,160	596,729
Disposals	(45,232)	(63,035)	(156,335)
Currency translation effect	(68,772)	31,600	62,524
Ending balance	5,189,873	4,288,366	3,341,641
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	374,645	368,966	347,567
Additions	54,093	53,795	19,308
Disposals	(8,024)	(49,003)	(900)
Currency translation effect	(4,202)	887	2,991
Ending balance	416,512	374,645	368,966
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,426,741	1,079,601	910,748
Additions	391,251	405,069	160,764
Disposals	(83,642)	(66,536)	(12,237)
Currency translation effect	(12,175)	8,607	20,326
Ending balance	1,722,175	1,426,741	1,079,601
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	112,960	103,801	73,717
Additions	33,852	16,717	36,226
Disposals	(4,104)	(8,161)	(7,715)
Currency translation effect	(2,185)	603	1,573
Ending balance	140,523	112,960	103,801
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	58,205	29,694	29,592
Additions	4,250	29,511	530
Disposals	(470)	(1,000)	(428)
Currency translation effect	(3)
Ending balance	61,982	58,205	29,694
Investment [Member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	117,783
Additions	71,717
Disposals	(4,499)
Ending balance	185,001	117,783
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	117,783	57,954	72,347
Additions		59,829
Disposals			(14,393)
Ending balance		117,783	57,954
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,284,480)	(2,835,425)	(2,367,010)
Additions	(656,321)	(533,531)	(490,101)
Disposals	99,097	120,029	52,857
Currency translation effect	53,896	(35,553)	31,171
Ending balance	(3,787,808)	(3,284,480)	(2,835,425)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,053,783)	(1,738,876)	(1,444,738)
Additions	(357,057)	(341,394)	(298,406)
Disposals	40,760	52,447	32,604
Currency translation effect	39,674	(25,960)	28,336
Ending balance	(2,330,406)	(2,053,783)	(1,738,876)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(194,595)	(180,199)	(150,639)
Additions	(32,218)	(27,370)	(28,847)
Disposals	5,091	14,549	866
Currency translation effect	2,526	(1,575)	1,579
Ending balance	(219,196)	(194,595)	(180,199)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(909,756)	(814,964)	(684,764)
Additions	(217,491)	(136,602)	(141,593)
Disposals	49,286	49,043	12,236
Currency translation effect	10,354	(7,233)	843
Ending balance	(1,067,607)	(909,756)	(814,964)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(74,341)	(57,809)	(48,659)
Additions	(22,223)	(19,127)	(15,464)
Disposals	1,459	3,380	6,727
Currency translation effect	1,342	(785)	413
Ending balance	(93,763)	(74,341)	(57,809)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(21,306)	(19,647)	(17,955)
Additions	(4,883)	(2,269)	(2,116)
Disposals	363	610	424
Ending balance	(25,826)	(21,306)	(19,647)
Accumulated depreciation and amortisation [member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(30,699)
Additions	(22,449)
Disposals	2,138
Ending balance	(51,010)	(30,699)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ (30,699)	(23,930)	(20,255)
Additions		(6,769)	(3,675)
Ending balance		$ (30,699)	$ (23,930)